Income and Expenses - Summary of Financing Costs - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Interest on loans and other related items (Notes 21 and 28)	₱ 7,830	₱ 7,522	₱ 6,289
Accretion on financial liabilities (Notes 21 and 28)	219	230	231
Financing charges	137	168	109
Capitalized interest (Note 9)	(816)	(566)	(370)
Total financing costs – net	₱ 7,370	₱ 7,354	₱ 6,259